Income Taxes - Deferred Tax Assets and Liabilities, Net (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ (643.0)	$ 201.5	$ 570.1
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	(1.7)	19.6
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ (641.3)	$ 181.9